CAPITAL MANAGEMENT AND FINANCIAL RISK (Tables)	12 Months Ended
Dec. 31, 2021
CAPITAL MANAGEMENT AND FINANCIAL RISK
Capital management
	At December 31	At December 31
(in thousands)	2021	2020

Net cash and investments:
Cash and cash equivalents	$63,998	$24,992
Equity instrument investments (note 7)	14,578	16,950
Investments-uranium (note 7)	133,114	-
Debt obligations-current (note 16)	(179)	(240)
Net cash and investments	$211,511	$41,702

Credit risk
	At December 31	At December 31
(in thousands)	2021	2020

Cash and cash equivalents	$63,998	$24,992
Trade and other receivables	3,656	3,374
Restricted cash and investments	12,001	12,018
	$79,655	$40,384

Maturities of financial liabilities
(in thousands)	Within 1 Year	1 to 5 Years

Accounts payable and accrued liabilities	$8,590	$-
Debt obligations (note 16)	179	329
	$8,769	$329

Currency risk
	December 31, 2021	Sensitivity
	Foreign	Foreign	Change in
	Exchange	Exchange	net income
(in thousands except foreign exchange rates)	Rate	Rate	(loss)

Currency risk
CAD weakens	1.2678	1.3945	$14,181
CAD strengthens	1.2678	1.1410	$(14,181)

Fair value of financial assets and financial liabilities
	Financial	Fair	December 31,	December 31,
	Instrument	Value	2021	2020
(in thousands)	Category(1)	Hierarchy	Fair Value	Fair Value

Financial Assets:
Cash and equivalents	Category B		$63,998	$24,992
Trade and other receivables	Category B		3,656	3,374
Investments
Equity instruments-shares	Category A	Level 1	14,349	16,657
Equity instruments-warrants	Category A	Level 2	229	293
Restricted cash and equivalents
Elliot Lake reclamation trust fund	Category B		2,866	2,883
Credit facility pledged assets	Category B		9,000	9,000
Reclamation letter of credit collateral	Category B		135	135
			$94,233	$57,334

Financial Liabilities:
Account payable and accrued liabilities	Category C		8,590	7,178
Debt obligations	Category C		508	615
Warrants on investment	Category A	Level 2	1,625	-
Share purchase warrants	Category A	Level 2	20,337	-
			$31,060	$7,793